SCHEDULE OF ACCOUNTS PAYABLE FROM RELATED PARTY (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025
Linsun Smart Technology Co., Ltd [Member]
Related Party Transaction [Line Items]
Accounts payable from related parties	$ 51,294	$ 22,663